SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	6 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARIES
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Historically, we have also issued debt securities through other subsidiaries, including Brookfield Finance LLC (“BFL”) and Brookfield Finance I (UK) PLC (“BF U.K.”). As at June 30, 2024, BFI is the issuer of the following series of notes (together with BFL and BF U.K. as co-obligors, as noted below):
•$500 million of 4.25% notes due in 2026;
•$550 million of 4.70% notes due in 2047;
•$350 million of 4.70% notes due in 2047;
•$650 million of 3.90% notes due in 2028;
•$1.0 billion of 4.85% notes due in 2029;
•$600 million of 4.35% notes due in 2030;
•$150 million of 4.35% notes due in 2030;
•$500 million of 3.50% notes due in 2051;
•$400 million of 4.625% subordinated notes due in 2080;
•$500 million of 2.724% notes due in 2031;
•$250 million of 3.50% notes due in 2051;
•$400 million of 3.90% notes due in 2028;
•$400 million of 3.625% notes due in 2052;
•$700 million of 6.35% notes due in 2034;
•$950 million of 5.968% notes due in 2054;
•$450 million of 5.675% notes due in 2035;
•$600 million of 3.45% notes due in 2050 (BFL co-obligor); and
•$600 million of 2.34% notes due in 2032 (BF U.K. co-obligor).
In addition, Brookfield Finance II Inc. (“BFI II”) is the issuer of C$1.0 billion of 5.431% notes due in 2032, Brookfield Capital Finance LLC (the “US LLC Issuer”) is the issuer of $550 million of 6.087% notes due in 2033, and BF U.K. is the issuer of $230 million of 4.50% perpetual subordinated notes.
BFL is a Delaware limited liability company formed on February 6, 2017 and is a subsidiary of the Corporation. The US LLC Issuer is a Delaware limited liability company formed on August 12, 2022 and a subsidiary of the Corporation. BFI II was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is a subsidiary of the Corporation. BF U.K. (collectively with BFI, BFI II, BFL, BF AUS, and the US LLC Issuer, the “Debt Issuers”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is a subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is a subsidiary of the Corporation. The Debt Issuers are consolidated subsidiaries of the Corporation that may offer and sell debt securities. BFL II is a consolidated subsidiary of the Corporation that may offer and sell preferred shares representing limited liability company interests. Any debt securities issued by the Debt Issuers are, or will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation. Any preferred shares representing limited liability company interests issued by BFL II will be fully and unconditionally guaranteed as to payment of distributions when due, amounts due on redemption, and amounts due on the liquidation, dissolution or winding-up of BFL II, in each case by the Corporation.
The US LLC Issuer, BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and infrastructure sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at June 30, 2024, C$20 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$876	$506	$18	$—	$—	$—	$4	$11	$48	$26,365	$(4,778)	$23,050
Net income (loss) attributable to shareholders	43	403	8	—	—	—	3	—	23	3,379	(3,816)	43
Total assets	83,824	12,221	734	—	—	—	160	552	4,009	563,015	(167,201)	497,314
Total liabilities	38,489	10,523	729	2	—	—	1	549	3,490	318,480	(42,513)	329,750
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT DEC. 31, 2023 AND FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$700	$77	$(6)	$—	$—	$—	$—	$2	$47	$25,856	$(3,008)	$23,668
Net income (loss) attributable to shareholders	81	(9)	(15)	—	—	—	—	—	(7)	2,080	(2,049)	81
Total assets	77,567	10,813	757	—	—	—	160	552	4,165	561,498	(165,417)	490,095
Total liabilities	31,790	8,793	752	2	—	—	1	549	3,546	320,691	(44,271)	321,853
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,735	$600	$44	$—	$—	$—	$8	$22	$97	$50,706	$(7,255)	$45,957
Net income (loss) attributable to shareholders	145	402	24	—	—	—	7	—	56	4,971	(5,460)	145

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,285	$153	$3	$—	$—	$—	$4	$2	$93	$50,705	$(5,280)	$46,965
Net income (loss) attributable to shareholders	201	(19)	(17)	—	—	—	4	—	2	3,499	(3,469)	201
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.